EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,084,758
Cost of service	60,803	R$ 60,595	R$ 57,619
Interest expense	82,513	90,381	199,389
Past service cost	7,065	1,082	2,788
Obligation at the end of the year	1,057,849	1,084,758
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	4,314,592	4,174,653	4,739,299
Cost of service	60,803	60,595	57,619
Interest expense	188,729	195,557	199,389
Payment of benefits	(318,198)	(335,471)	(317,505)
Past service cost	7,065	1,082	2,788
Supplementary amounts of the plan	17,078
Settlement	(61,369)	(52,035)	609
Gain (loss) on remeasurement	(370,083)	235,549	186,905
Liabilities held for sale		(101,794)
Exchange Variance	552,634	136,456	(694,451)
Obligation at the end of the year	R$ 4,391,251	R$ 4,314,592	R$ 4,174,653